Fair Value Measurements - Summary of Available-for-Sale Marketable Securities (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	$ 96,601
Gross Unrealized Loss	(233)
Fair Value	96,368
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	23,006
Gross Unrealized Loss	(47)
Fair Value	22,959
Corporate Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	22,093
Gross Unrealized Loss	(126)
Fair Value	21,967
Commercial Paper [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	40,912
Gross Unrealized Loss	0
Fair Value	40,912
Asset-backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amortized Cost	10,590
Gross Unrealized Loss	(60)
Fair Value	$ 10,530